4. Summary of Significant Accounting Policies: (a) Current and Non-Current Classification (Policies)	12 Months Ended
Jun. 30, 2023
Policies
(a) Current and Non-Current Classification

(a)Current and Non-Current Classification

Assets and liabilities are presented in the consolidated statements of financial position based on current and non-current classification.

An asset is classified as current when it is either expected to be realized or intended to be sold or consumed in the normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realized within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

A liability is classified as current when it is either expected to be settled in the normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no unconditional right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.